LEASES - Future minimum payments under non-cancelable operating leases under ASC 840 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Future minimum payments under non-cancelable operating leases under ASC 840
2019	$ 16,607
2020	15,075
2021	13,155
2022	12,002
2023	10,913
2024 and thereafter	64,845
Operating Leases, Future Minimum Payments Due	132,597
Total rental expense for all operating leases	$ 16,195	$ 11,760